Average Annual Total Returns			12 Months Ended	60 Months Ended	66 Months Ended	81 Months Ended
		Nov. 13, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
Class I
Prospectus [Line Items]
Average Annual Return, Percent	[1]		0.00%	(8.26%)		(13.03%)
Performance Inception Date	[1]	Mar. 20, 2017
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]		0.00%	(11.08%)		(15.17%)
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]		0.00%	(6.61%)		(9.18%)
Class Z
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		0.00%	(7.37%)	(15.44%)
Performance Inception Date	[1],[2]	Jul. 16, 2018
FTSE All World Developed Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		23.60%	12.56%		9.83%

[1]	Since February 1, 2021 through the date of this prospectus, the Fund’s portfolio has consisted entirely of cash
[2]	The Fund’s Class Z shares commenced operations on July 16, 2018.